Earnings per Share (Tables)	12 Months Ended
Sep. 30, 2011
Earnings per Share [Abstract]
Net components of basic and diluted earnings per share

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In thousands, except per share amounts)
Net income (A)	$122,159	$97,294	$68,472

Weighted average outstanding shares of common stock (B)	49,917	49,033	47,372
Dilutive effect of stock options and restricted stock	452	543	704

Weighted average common stock and common stock equivalents (C)	50,369	49,576	48,076

Basic earnings per share (A/B)	$2.45	$1.98	$1.45

Diluted earnings per share (A/C)	$2.43	$1.96	$1.42

Potential common shares excluded from the calculation of diluted earnings per share	2	15	124